8. Related-Party Transactions (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Loans from related parties	$ 600
Long term loans	$ 2,598
Interest rate of Long term loans	0.21%